Significant Shareholdings and Related Party Transactions	12 Months Ended
Jun. 30, 2018
Related Party [Abstract]
Significant Shareholdings and Related Parties
Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2018 £’000	2017 £’000	2016 £’000

Remuneration paid	£1,204	£865	£1,275
Company contribution to pension scheme	50	41	59
Share-based compensation	107	79	77
Total	£1,361	£985	£1,411

Emoluments of highest paid director:
Remuneration paid	£589	£400	£387
Company contributions to pension scheme	34	31	30
Share-based compensation	25	27	24
Total	£648	£458	£441

There were 2 directors who were members of a pension scheme during the year (2017: 2; 2016: 4).
The highest paid director did not exercise share options in the year (2017: £nil; 2016: £nil) and did not receive shares under a long-term incentive scheme.
Significant Shareholdings and Related Party Transactions
Significant shareholdings
At 30 June 2018, the Group held 20% or more of the share capital of the following entities:

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held	Principal Activity
Endava plc	UK	Ordinary	100%	Holding company
Endava (UK) Limited	UK	Ordinary	100%	Provision of IT services
Endava (Managed Services) Limited*	UK	Ordinary	100%	Provision of IT services
ICS Endava SRL	Moldova	Ordinary	100%	Provision of IT services
Endava Romania SRL	Romania	Ordinary	100%	Provision of IT services
Endava (US) LLC**	US	Ordinary	100%	Provision of IT services
Endava (Ireland) Limited	Ireland	Ordinary	100%	Provision of IT services
Endava GmbH	Germany	Ordinary	100%	Provision of IT services
Endava DOOEL Skopje	Macedonia	Ordinary	100%	Provision of IT services
Endava Inc.	US	Ordinary	100%	Provision of IT services
Endava d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Technology SRL	Romania	Ordinary	99%	Provision of IT Services
Endava Holding B.V.	The Netherlands	Ordinary	99.80%	Holding Company
Endava B.V.	The Netherlands	Ordinary	99.80%	Provision of IT services
Endava EOOD	Bulgaria	Ordinary	99.80%	Provision of IT services
Endava S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava ApS	Denmark	Ordinary	100%	Provision of IT Services
Velocity Partners LLC***	US	Ordinary	100%	Provision of IT Services
Velocity Partners Holding Inc	US	Ordinary	100%	Provision of IT Services
Nearshore Ventures LLC	US	Ordinary	100%	Provision of IT Services
Velocity Partners Vnz S.C.A.	Venezuela	Ordinary	100%	Provision of IT Services
Velocity Partners Argentina SRL	Argentina	Ordinary	100%	Provision of IT Services
Velocity Partners Colombia S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Velocity Partners Uruguay SRL	Uruguay	Ordinary	100%	Provision of IT Services
Endava Limited Guernsey Employee Benefit Trust	UK	Ordinary	100%	Employee Benefit Trust
________________

*	Held by Endava (UK) Limited

**	Held by Endava (Managed Services) Limited

***	Held by Endava Inc.

Dormant Entities

Endava (Romania) Limited	UK	Ordinary	100%
Green Mango Software Services Ltd	UK	Ordinary	100%
Testing 4 Finance Ltd	UK	Ordinary	100%
Alpheus Limited	UK	Ordinary	100%

Related Party Transactions
At 30 June 2018, the executive officers and directors owned 14,952,285 £0.02 ordinary shares (2017: 15,150,285 £0.02 ordinary shares) and held awards over a further 1,206,220 £0.02 ordinary shares (2017: 1,187,470 £0.02 ordinary shares). Other than the transactions with executive officers and directors disclosed above, no other related party transactions have been identified.
Ultimate Parent
Endava plc is the ultimate parent entity of the Group and it is considered that there is no ultimate controlling party.